Commitments - Schedule of Commitments (Detail) $ in Thousands	Jun. 30, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 193,703
Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	115,283
License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	16,465
Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	3,914
Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	34,301
Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,446
Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	22,295
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	64,077
Less than One Year [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	7,215
Less than One Year [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,283
Less than One Year [member] | Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	3,914
Less than One Year [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	28,462
Less than One Year [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	908
Less than One Year [member] | Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	22,295
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	31,598
1-3 years [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	22,688
1-3 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,534
1-3 years [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	5,839
1-3 years [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	538
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	23,769
3-5 years [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	21,235
3-5 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,534
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	74,259
More than Five Years [member] | Lease agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	64,145
More than Five Years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 10,114